Provision - Summary of Provision for Reinstatement Cost (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision For Reinstatement Cost [Line Items]
Beginning of financial year	$ 952	$ 605
Currency revaluation adjustment	(19)	(20)
Additions	15	438
Accretion cost	32	20
Reversal during the year	(40)	(14)
Provision utilised during the year	(28)	(77)
Current	148	280
Non-current	764	672
End of financial year	$ 912	$ 952